Financial Assets & Liabilities - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt
Long-term debt	$ 49,884	$ 50,121
Fair value of long-term debt	$ 47,389	$ 48,284